Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	7,606,446	35,021	106,696	309	107,005	108,903	1,182	110,085
Interest rate	15,240,867	157,436	249,204	1,914	251,118	236,594	2,887	239,481
Equities	652,288	—	14,043	—	14,043	15,766	—	15,766
Credit	269,401	—	2,590	—	2,590	3,682	—	3,682
Commodity and other	120,259	—	2,073	—	2,073	3,090	—	3,090
Gross total fair values	23,889,261	192,457	374,606	2,223	376,829	368,035	4,069	372,104
Offset (Note 30)					(69,103)			(69,103)
At 31 Dec 2020	23,889,261	192,457	374,606	2,223	307,726	368,035	4,069	303,001

Foreign exchange	8,207,629	31,899	84,083	455	84,538	84,498	740	85,238
Interest rate	17,895,349	177,006	183,668	1,208	184,876	175,095	2,031	177,126
Equities	1,077,347	—	9,053	—	9,053	11,237	—	11,237
Credit	345,644	—	4,744	—	4,744	5,597	—	5,597
Commodity and other	93,245	—	1,523	—	1,523	2,038	—	2,038
Gross total fair values	27,619,214	208,905	283,071	1,663	284,734	278,465	2,771	281,236
Offset (Note 30)					(41,739)			(41,739)
At 31 Dec 2019	27,619,214	208,905	283,071	1,663	242,995	278,465	2,771	239,497

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	23,413	—	506	—	506	870	—	870
Interest rate	47,569	34,006	966	3,221	4,187	2,176	8	2,184
At 31 Dec 2020	70,982	34,006	1,472	3,221	4,693	3,046	8	3,054

Foreign exchange	24,980	—	161	—	161	766	—	766
Interest rate	48,937	36,769	435	1,406	1,841	1,072	183	1,255
At 31 Dec 2019	73,917	36,769	596	1,406	2,002	1,838	183	2,021

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	121,573	1,675	3,761	Derivatives	(1,894)
At 31 Dec 2020	121,573	1,675	3,761		(1,894)

Interest rate[3]	122,753	1,056	2,208	Derivatives	(1,531)
At 31 Dec 2019	122,753	1,056	2,208		(1,531)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,4]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	34,006	3,221	8	Derivatives	1,927
At 31 Dec 2020	34,006	3,221	8		1,927

Interest rate[3]	36,769	1,406	183	Derivatives	1,704
At 31 Dec 2019	36,769	1,406	183		1,704
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3The hedged risk ‘interest rate’ includes foreign exchange risk.
4The notional amount of non-dynamic fair value hedges is equal to $34,006m, of which the weighted-average maturity date is February 2028 and the weighted-average swap rate is 1.71%. The majority of these hedges are internal to the Group.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	24,506	309	448	Derivatives	(630)	(630)	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	35,863	239	2	Derivatives	519	514	5
At 31 Dec 2020	60,369	548	450		(111)	(116)	5

Foreign currency	21,385	455	254	Derivatives	341	341	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	54,253	152	46	Derivatives	195	193	2
At 31 Dec 2019	75,638	607	300		536	534	2
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[1]
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	17,792	3,706	32,789	10,128	64,415	57,157	121,572
Cash flow hedges	8,344	2,522	8,705	6,797	26,368	9,495	35,863
At 31 Dec 2020	26,136	6,228	41,494	16,925	90,783	66,652	157,435

Fair value hedges	20,378	4,533	41,274	13,435	79,620	43,133	122,753
Cash flow hedges	5,724	6,594	15,750	15,979	44,047	10,206	54,253
At 31 Dec 2019	26,102	11,127	57,024	29,414	123,667	53,339	177,006
1The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.

Hedging instrument impacted by Ibor reform held by HSBC Holdings
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	4,290	5,393	21,081	3,242	34,006	—	34,006
At 31 Dec 2020	4,290	5,393	21,081	3,242	34,006	—	34,006

Fair value hedges	3,928	5,222	24,500	3,119	36,769	—	36,769
At 31 Dec 2019	3,928	5,222	24,500	3,119	36,769	—	36,769

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
		31 Dec 2020		At 31 Dec 2019
		Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	Footnotes	$m	$m	$m	$m
Loans and advances to customers at amortised cost		1,052,477	(14,490)	1,045,475	(8,732)
– personal		460,809	(4,731)	434,271	(3,134)
– corporate and commercial		527,088	(9,494)	540,499	(5,438)
– non-bank financial institutions		64,580	(265)	70,705	(160)
Loans and advances to banks at amortised cost		81,658	(42)	69,219	(16)
Other financial assets measured at amortised cost		772,408	(175)	615,179	(118)
– cash and balances at central banks		304,486	(5)	154,101	(2)
– items in the course of collection from other banks		4,094	—	4,956	—
– Hong Kong Government certificates of indebtedness		40,420	—	38,380	—
– reverse repurchase agreements – non-trading		230,628	—	240,862	—
– financial investments		88,719	(80)	85,788	(53)
– prepayments, accrued income and other assets	2	104,061	(90)	91,092	(63)
Total gross carrying amount on-balance sheet		1,906,543	(14,707)	1,729,873	(8,866)
Loans and other credit-related commitments		659,783	(734)	600,029	(329)
– personal		236,170	(40)	223,314	(15)
– corporate and commercial		299,802	(650)	278,524	(307)
– non-bank financial institutions		123,811	(44)	98,191	(7)
Financial guarantees		18,384	(125)	20,214	(48)
– personal		900	(1)	804	(1)
– corporate and commercial		12,946	(114)	14,804	(44)
– non-bank financial institutions		4,538	(10)	4,606	(3)
Total nominal amount off-balance sheet	3	678,167	(859)	620,243	(377)
		2,584,710	(15,566)	2,350,116	(9,243)

		Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
		$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)		399,717	(141)	355,664	(166)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 316, includes both financial and non-financial assets.
3    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
4    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Maximum exposure to credit risk
(Audited)
	2020			2019
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	1,037,987	(27,221)	1,010,766	1,036,743	(28,524)	1,008,219
– personal	456,078	(4,287)	451,791	431,137	(4,640)	426,497
– corporate and commercial	517,594	(21,102)	496,492	535,061	(21,745)	513,316
– non-bank financial institutions	64,315	(1,832)	62,483	70,545	(2,139)	68,406
Loans and advances to banks at amortised cost	81,616	—	81,616	69,203	—	69,203
Other financial assets held at amortised cost	774,116	(14,668)	759,448	616,648	(28,826)	587,822
– cash and balances at central banks	304,481	—	304,481	154,099	—	154,099
– items in the course of collection from other banks	4,094	—	4,094	4,956	—	4,956
– Hong Kong Government certificates of indebtedness	40,420	—	40,420	38,380	—	38,380
– reverse repurchase agreements – non-trading	230,628	(14,668)	215,960	240,862	(28,826)	212,036
– financial investments	88,639	—	88,639	85,735	—	85,735
– prepayments, accrued income and other assets	105,854	—	105,854	92,616	—	92,616
Derivatives	307,726	(293,240)	14,486	242,995	(232,908)	10,087
Total on-balance sheet exposure to credit risk	2,201,445	(335,129)	1,866,316	1,965,589	(290,258)	1,675,331
Total off-balance sheet	940,185	—	940,185	893,246	—	893,246
– financial and other guarantees	96,147	—	96,147	95,967	—	95,967
– loan and other credit-related commitments	844,038	—	844,038	797,279	—	797,279
At 31 Dec	3,141,630	(335,129)	2,806,501	2,858,835	(290,258)	2,568,577

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2020	2019
	Footnotes	$m	$m
Unamortised balance at 1 Jan		73	86
Deferral on new transactions		232	145
Recognised in the income statement during the year:		(205)	(154)
– amortisation		(116)	(80)
– subsequent to unobservable inputs becoming observable		(4)	(3)
– maturity, termination or offsetting derivative		(85)	(71)
Exchange differences		4	1
Other		—	(5)
Unamortised balance at 31 Dec	1	104	73
1This amount is yet to be recognised in the consolidated income statement
Disclosure of detailed information about hedged items

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	102,260		3,392		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	2,456	(11)	Net income from financial instruments held for trading or managed on a fair value basis
	6		3		Loans and advances to banks	1
	2,280		56		Loans and advances to customers	21
		12,148		1,620	Debt securities in issue	(613)
		89		3	Deposits by banks	18
At 31 Dec 2020	104,546	12,237	3,451	1,623		1,883	(11)

HSBC hedged item by hedged risk (continued)
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	90,617		1,859		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	2,304	(7)	Net income from financial instruments held for trading or managed on a fair value basis
	153		4		Loans and advances to banks	5
	1,897		12		Loans and advances to customers	24
		15,206		797	Debt securities in issue	(1,011)
		3,009		39	Deposits by banks	202
At 31 Dec 2019	92,667	18,215	1,875	836		1,524	(7)
1Used in effectiveness testing; comprising amount attributable to the designated hedged risk that can be a risk component.
2The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were assets of $855m for FVOCI and assets of $17m for debt issued.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]		37,338		3,027	Debt securities in issue	(1,910)	17	Net income from financial instruments held for trading or managed on a fair value basis
At 31 Dec 2020	—	37,338	—	3,027		(1,910)	17

Interest rate[3]		38,126		1,088	Debt securities in issue	(1,697)	7	Net income from financial instruments held for trading or managed on a fair value basis
At 31 Dec 2019	—	38,126	—	1,088		(1,697)	7
1Used in effectiveness testing; comprising amount attributable to the designated hedged risk that can be a risk component.
2The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $62.8m for debt issued.
3The hedged risk ‘interest rate’ includes foreign exchange risk.

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2020	204	(205)
Fair value gains/(losses)	514	(630)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	(107)	822
Income taxes	(79)	(23)
Others	(37)	(1)
Cash flow hedging reserve at 31 Dec 2020	495	(37)

Cash flow hedging reserve at 1 Jan 2019	(26)	(182)
Fair value gains/(losses)	193	341
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that has affected profit or loss	99	(371)
Income taxes	(53)	4
Others	(9)	3
Cash flow hedging reserve at 31 Dec 2019	204	(205)